Goodwill and Intangible Assets (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Goodwill

Our goodwill balances, by reporting unit, were as follows:

	Ownership(1)	Management and Franchise(2)	Total
	(in millions)
Balance as of December 31, 2016	$184	$5,034	$5,218
Spin-offs of Park and HGV	(91)	—	(91)
Foreign currency translation	2	6	8

Balance as of March 31, 2017	$95	$5,040	$5,135

(1)	Excludes goodwill of $2,706 million and accumulated impairment losses of $2,102 million that were attributable to Park and included in non-current assets of discontinued operations in the condensed consolidated balance sheet as of December 31, 2016. Total goodwill balances for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented:

	Gross Carrying Value	Accumulated Impairment Losses	Net Carrying Value
	(in millions)
Balance as of December 31, 2016	$856	$(672)	$184
Spin-offs of Park and HGV	(423)	332	(91)
Foreign currency translation	2	—	2

Balance as of March 31, 2017	$435	$(340)	$95

(2)	There were no accumulated impairment losses for the management and franchise reporting unit as of March 31, 2017 and December 31, 2016.

Our goodwill balances, by reporting unit, were as follows:

	Ownership(1)	Management and Franchise(2)	Total
	(in millions)
Balance as of December 31, 2014	$231	$5,129	$5,360
Disposition of a business(3)	(36)	—	(36)
Foreign currency translation	(2)	(42)	(44)

Balance as of December 31, 2015	193	5,087	5,280
Foreign currency translation	(9)	(53)	(62)

Balance as of December 31, 2016	$184	$5,034	$5,218

(1)	Total goodwill balances for the ownership reporting unit include the following gross carrying values and accumulated impairment losses for the periods presented:

	Gross Carrying Value	Accumulated Impairment Losses	Net Carrying Value
	(in millions)
Balance as of December 31, 2014	$1,027	$(796)	$231
Disposition of a business	(160)	124	(36)
Foreign currency translation	(2)	—	(2)

Balance as of December 31, 2015	865	(672)	193
Foreign currency translation	(9)	—	(9)

Balance as of December 31, 2016	$856	$(672)	$184

(2)	There were no accumulated impairment losses for the management and franchise reporting unit as of December 31, 2016, 2015 and 2014.
(3)	Relates to the sale of the Hilton Sydney, see Note 4: “Disposals” for additional information.

Schedule of Other Intangible Assets

Intangible assets were as follows:

	March 31, 2017
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,225	$(1,578)	$647
Contract acquisition costs and other	354	(71)	283

	$2,579	$(1,649)	$930

Other intangible assets:
Leases(1)	$279	$(132)	$147
Capitalized software	519	(380)	139
Hilton Honors(1)	336	(198)	138
Other	38	(31)	7

	$1,172	$(741)	$431

Non-amortizing Intangible Assets:
Brands(1)	$4,856	$—	$4,856

(1)	Represents intangible assets that were initially recorded at their fair value as part of the October 24, 2007 transaction whereby we became a wholly owned subsidiary of an affiliate of Blackstone (the “Merger”).

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,221	$(1,534)	$687
Contract acquisition costs and other	343	(67)	276

	$2,564	$(1,601)	$963

Other intangible assets:
Leases(1)	$276	$(126)	$150
Capitalized software	510	(362)	148
Hilton Honors(1)	335	(192)	143
Other	37	(31)	6

	$1,158	$(711)	$447

Non-amortizing Intangible Assets:
Brands(1)	$4,848	$—	$4,848

(1)	Represents intangible assets that were initially recorded at their fair value as part of the Merger.

Intangible assets were as follows:

	December 31, 2016
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,221	$(1,534)	$687
Contract acquisition costs and other	343	(67)	276

	$2,564	$(1,601)	$963

Other intangible assets:
Leases(1)	$276	$(126)	$150
Capitalized software	510	(362)	148
Hilton Honors(1)	335	(192)	143
Other	37	(31)	6

	$1,158	$(711)	$447

Non-amortizing Intangible Assets:
Brands(1)	$4,848	$—	$4,848

(1)	Represents intangible assets that were initially recorded at their fair value at the time of the Merger.

	December 31, 2015
	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
	(in millions)
Amortizing Intangible Assets:
Management and franchise contracts:
Management and franchise contracts recorded at Merger(1)	$2,249	$(1,381)	$868
Contract acquisition costs and other	279	(58)	221

	$2,528	$(1,439)	$1,089

Other intangible assets:
Leases(1)	$315	$(127)	$188
Capitalized software	436	(274)	162
Hilton Honors(1)	341	(175)	166
Other	34	(27)	7

	$1,126	$(603)	$523

Non-amortizing Intangible Assets:
Brands(1)	$4,919	$—	$4,919

(1)	Represents intangible assets that were initially recorded at their fair value at the time of the Merger.

Schedule of Future Amortization Expense of Intangible Assets

We estimate our future amortization expense for our amortizing intangible assets as of March 31, 2017 to be as follows:

Year	(in millions)
2017(remaining)	$211
2018	267
2019	248
2020	201
2021	71
Thereafter	363

$1,361

We estimate our future amortization expense for our amortizing intangible assets to be as follows:

Year	(in millions)
2017	$285
2018	267
2019	248
2020	199
2021	73
Thereafter	338

$1,410